Fair Value of Financial Instruments and Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments and Concentration of Credit Risk [Abstract]
Fair Value of Financial Instruments and Concentration of Credit Risk
14.	Fair Value of Financial Instruments and Concentration of Credit Risk

Concentration of credit risk
The principal financial assets of the Company consist of cash on hand and at banks, due from related parties, restricted cash and other receivables (including EUAs). The principal financial liabilities of the Company consist of long-term loans, accounts payable (including EUAs) due to suppliers and accrued liabilities.

a.	Interest rate risk: The Company as of December 31, 2025 is subject to market risks relating to changes in interest rates, since all of its debt is subject to floating interest rates.

b.
Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c.	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

Estimating fair values of liability classified financial instruments requires the development of estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of the Company’s common shares. In estimating the fair value of the Class A Warrants and the November Representative Warrants, the Company considered their features, including their immediate exercisability, the holders’ cashless exercise option and the maximum underlying common shares, and determined it is appropriate to value them through Level 1 inputs, namely the quoted closing market price of the Company’s common shares on each measurement date. Accordingly, the Company initially recognized the Class A Warrants, including the warrants issued under the over-allotment option, at an estimated fair value of $12,746 and the November representative Warrants at an estimated fair value of $554. The excess of such fair value over the proceeds received, amounting to $5,782, was recognized as a loss in the consolidated statements of comprehensive income. Substantially all the Class A Warrants and the November Representative Warrants were exercised between November 6, 2025, and November 20, 2025 with $4,227 recognized as gain on settlement and changes in fair value. The net effect of the above fair value measurements during the year ended December 31, 2025, was a loss of $1,555 and is included in Loss on derivative financial instruments. The fair value of the outstanding Class A Warrants as of December 31, 2025, was not material.